LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.66%
Aerospace & Defense–1.07%
BWX Technologies, Inc.	23,200	$ 1,168,584
Hexcel Corp.	24,300	1,256,796
Howmet Aerospace, Inc.	59,000	1,824,870
Huntington Ingalls Industries, Inc.	6,600	1,461,900
†TransDigm Group, Inc.	9,000	4,723,380
		10,435,530
Air Freight & Logistics–0.18%
Expeditors International of Washington, Inc.	19,700	1,739,707
		1,739,707
Airlines–0.61%
†Alaska Air Group, Inc.	84,000	3,288,600
†Southwest Airlines Co.	86,500	2,667,660
		5,956,260
Auto Components–0.15%
†Aptiv PLC	18,700	1,462,527
		1,462,527
Banks–0.66%
First Republic Bank	16,600	2,167,130
†SVB Financial Group	12,654	4,248,960
		6,416,090
Beverages–0.68%
†Boston Beer Co., Inc. Class A	2,685	869,000
Brown-Forman Corp. Class B	54,655	3,638,384
Constellation Brands, Inc. Class A	5,200	1,194,336
†Monster Beverage Corp.	10,800	939,168
		6,640,888
Biotechnology–2.10%
†Alnylam Pharmaceuticals, Inc.	17,395	3,481,783
†Argenx SE ADR	7,037	2,484,413
†Ascendis Pharma AS ADR	13,336	1,377,075
†BioMarin Pharmaceutical, Inc.	15,700	1,330,889
†BioNTech SE ADR	8,700	1,173,456
†Blueprint Medicines Corp.	18,500	1,218,965
†Exact Sciences Corp.	29,354	953,711
†Genmab AS ADR	46,500	1,494,045
†Horizon Therapeutics PLC	16,200	1,002,618
†Incyte Corp.	15,700	1,046,248
†Karuna Therapeutics, Inc.	6,805	1,530,649
†Neurocrine Biosciences, Inc.	12,617	1,340,052
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Seagen, Inc.	14,831	$ 2,029,326
		20,463,230
Building Products–1.27%
A O Smith Corp.	20,100	976,458
Allegion PLC	14,100	1,264,488
Fortune Brands Home & Security, Inc.	44,983	2,415,137
Trane Technologies PLC	37,811	5,475,411
†Trex Co., Inc.	51,300	2,254,122
		12,385,616
Capital Markets–2.81%
Blue Owl Capital, Inc.	89,300	824,239
Cboe Global Markets, Inc.	10,967	1,287,197
FactSet Research Systems, Inc.	15,150	6,061,666
MarketAxess Holdings, Inc.	15,463	3,440,363
Morningstar, Inc.	4,600	976,672
MSCI, Inc.	23,900	10,080,781
Nasdaq, Inc.	21,900	1,241,292
Tradeweb Markets, Inc. Class A	60,517	3,414,369
		27,326,579
Chemicals–2.25%
Albemarle Corp.	15,300	4,045,932
CF Industries Holdings, Inc.	54,900	5,284,125
Corteva, Inc.	58,000	3,314,700
Nutrien Ltd.	27,100	2,259,598
PPG Industries, Inc.	34,000	3,763,460
RPM International, Inc.	38,200	3,182,442
		21,850,257
Commercial Services & Supplies–3.32%
Cintas Corp.	24,300	9,433,017
†Copart, Inc.	82,000	8,724,800
†IAA, Inc.	58,654	1,868,130
Republic Services, Inc.	37,600	5,115,104
Ritchie Bros Auctioneers, Inc.	17,400	1,087,152
Rollins, Inc.	32,030	1,110,800
Waste Connections, Inc.	36,993	4,998,864
		32,337,867
Communications Equipment–1.36%
†Arista Networks, Inc.	88,400	9,979,476
Motorola Solutions, Inc.	14,568	3,262,795
		13,242,271
Construction & Engineering–0.57%
Valmont Industries, Inc.	16,600	4,459,092
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–1

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
†WillScot Mobile Mini Holdings Corp.	27,700	$ 1,117,141
		5,576,233
Construction Materials–0.55%
Vulcan Materials Co.	33,918	5,349,208
		5,349,208
Consumer Finance–0.49%
Discover Financial Services	52,100	4,736,932
		4,736,932
Containers & Packaging–0.57%
Avery Dennison Corp.	19,400	3,156,380
Ball Corp.	15,673	757,319
Sealed Air Corp.	37,700	1,678,027
		5,591,726
Distributors–0.51%
Pool Corp.	15,600	4,964,076
		4,964,076
Diversified Consumer Services–0.22%
†Bright Horizons Family Solutions, Inc.	18,000	1,037,700
Service Corp. International	18,600	1,073,964
		2,111,664
Diversified Financial Services–0.66%
Apollo Global Management, Inc.	139,100	6,468,150
		6,468,150
Diversified Telecommunication Services–0.02%
=†πSocure, Inc.	14,128	172,644
		172,644
Electrical Equipment–1.55%
AMETEK, Inc.	10,325	1,170,958
†Generac Holdings, Inc.	27,100	4,827,594
Hubbell, Inc.	16,000	3,568,000
Rockwell Automation, Inc.	25,600	5,506,816
		15,073,368
Electronic Equipment, Instruments & Components–2.96%
Amphenol Corp. Class A	163,200	10,927,872
CDW Corp.	50,300	7,850,824
Cognex Corp.	29,850	1,237,283
†Keysight Technologies, Inc.	28,362	4,463,044
Littelfuse, Inc.	6,700	1,331,223
†Zebra Technologies Corp. Class A	11,400	2,986,914
		28,797,160
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services–0.38%
Halliburton Co.	150,500	$ 3,705,310
		3,705,310
Entertainment–0.89%
Electronic Arts, Inc.	15,400	1,781,934
†Roku, Inc.	11,600	654,240
†Spotify Technology SA	29,700	2,563,110
†Take-Two Interactive Software, Inc.	33,500	3,651,500
		8,650,784
Equity Real Estate Investment Trusts–2.92%
Alexandria Real Estate Equities, Inc.	9,800	1,373,862
CubeSmart	180,800	7,242,848
Equity LifeStyle Properties, Inc.	71,700	4,505,628
Rexford Industrial Realty, Inc.	27,500	1,430,000
SBA Communications Corp.	31,900	9,080,335
Simon Property Group, Inc.	52,900	4,747,775
		28,380,448
Food & Staples Retailing–0.83%
†BJ's Wholesale Club Holdings, Inc.	94,700	6,895,107
Casey's General Stores, Inc.	5,800	1,174,616
		8,069,723
Food Products–1.00%
†Darling Ingredients, Inc.	57,100	3,777,165
Hershey Co.	19,500	4,299,165
McCormick & Co., Inc.	9,700	691,319
Tyson Foods, Inc. Class A	14,800	975,764
		9,743,413
Health Care Equipment & Supplies–4.91%
†ABIOMED, Inc.	16,300	4,004,258
†Align Technology, Inc.	3,800	787,018
Cooper Cos., Inc.	3,600	950,040
†Dexcom, Inc.	146,000	11,758,840
†IDEXX Laboratories, Inc.	10,100	3,290,580
†Insulet Corp.	34,213	7,848,462
†Lantheus Holdings, Inc.	14,500	1,019,785
†Novocure Ltd.	18,800	1,428,424
†Penumbra, Inc.	12,500	2,370,000
†QuidelOrtho Corp.	11,000	786,280
ResMed, Inc.	41,900	9,146,770
†Shockwave Medical, Inc.	7,000	1,946,490
STERIS PLC	10,650	1,770,882
Teleflex, Inc.	3,300	664,818
		47,772,647

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–2

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services–2.66%
†Acadia Healthcare Co., Inc.	28,388	$ 2,219,374
†Amedisys, Inc.	8,300	803,357
†Centene Corp.	27,476	2,137,907
McKesson Corp.	43,049	14,631,064
†Molina Healthcare, Inc.	18,600	6,135,024
		25,926,726
Health Care Technology–0.80%
†Veeva Systems, Inc. Class A	47,104	7,766,508
		7,766,508
Hotels, Restaurants & Leisure–5.10%
†Caesars Entertainment, Inc.	71,000	2,290,460
†Chipotle Mexican Grill, Inc.	8,200	12,322,632
Darden Restaurants, Inc.	17,700	2,235,864
Domino's Pizza, Inc.	9,900	3,070,980
†DraftKings, Inc. Class A	59,262	897,226
Hilton Worldwide Holdings, Inc.	106,500	12,846,030
MGM Resorts International	202,600	6,021,272
Papa John's International, Inc.	24,700	1,729,247
Restaurant Brands International, Inc.	43,704	2,324,179
Vail Resorts, Inc.	9,300	2,005,452
†Wynn Resorts Ltd.	25,200	1,588,356
Yum! Brands, Inc.	21,300	2,265,042
		49,596,740
Household Durables–0.54%
†NVR, Inc.	1,312	5,231,049
		5,231,049
Household Products–0.09%
Church & Dwight Co., Inc.	11,700	835,848
		835,848
Independent Power and Renewable Electricity Producers–0.29%
Vistra Corp.	133,700	2,807,700
		2,807,700
Insurance–1.82%
Arthur J Gallagher & Co.	48,100	8,235,682
Assurant, Inc.	5,700	828,039
Hartford Financial Services Group, Inc.	120,800	7,482,352
†Ryan Specialty Holdings, Inc.	28,000	1,137,360
		17,683,433
Interactive Media & Services–0.92%
†IAC, Inc.	13,000	719,940
†Match Group, Inc.	111,067	5,303,449
†Pinterest, Inc. Class A	40,400	941,320
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services (continued)
†ZoomInfo Technologies, Inc.	46,842	$ 1,951,438
		8,916,147
Internet & Direct Marketing Retail–0.28%
†Chewy, Inc. Class A	28,727	882,494
†Etsy, Inc.	12,200	1,221,586
†Wayfair, Inc. Class A	17,800	579,390
		2,683,470
IT Services–5.42%
Broadridge Financial Solutions, Inc.	36,200	5,224,384
†Endava PLC ADR	13,100	1,056,253
†EPAM Systems, Inc.	16,141	5,846,109
†Euronet Worldwide, Inc.	16,100	1,219,736
†FleetCor Technologies, Inc.	30,400	5,355,568
†Gartner, Inc.	26,100	7,221,609
Genpact Ltd.	32,600	1,426,902
†Globant SA	15,900	2,974,572
†GoDaddy, Inc. Class A	19,000	1,346,720
†MongoDB, Inc.	22,200	4,408,032
Paychex, Inc.	89,700	10,065,237
†Shopify, Inc. Class A	32,200	867,468
†Snowflake, Inc. Class A	7,200	1,223,712
SS&C Technologies Holdings, Inc.	25,800	1,231,950
†Twilio, Inc. Class A	8,000	553,120
†VeriSign, Inc.	5,700	990,090
†WEX, Inc.	13,200	1,675,608
		52,687,070
Leisure Products–0.29%
†Mattel, Inc.	150,900	2,858,046
		2,858,046
Life Sciences Tools & Services–4.28%
Agilent Technologies, Inc.	46,400	5,639,920
†Avantor, Inc.	185,333	3,632,527
†Bio-Rad Laboratories, Inc. Class A	7,700	3,211,978
Bio-Techne Corp.	17,000	4,828,000
Bruker Corp.	56,500	2,997,890
†Charles River Laboratories International, Inc.	7,700	1,515,360
†IQVIA Holdings, Inc.	16,220	2,938,091
†Mettler-Toledo International, Inc.	6,700	7,263,604
†Repligen Corp.	23,727	4,439,559
West Pharmaceutical Services, Inc.	21,045	5,178,753
		41,645,682
Machinery–1.03%
Graco, Inc.	15,200	911,240

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–3

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
IDEX Corp.	5,825	$ 1,164,126
†Middleby Corp.	19,436	2,491,112
Otis Worldwide Corp.	26,400	1,684,320
PACCAR, Inc.	19,900	1,665,431
Toro Co.	13,100	1,132,888
Westinghouse Air Brake Technologies Corp.	12,100	984,335
		10,033,452
Media–1.63%
Cable One, Inc.	1,273	1,085,933
Fox Corp. Class B	134,300	3,827,550
Omnicom Group, Inc.	45,500	2,870,595
†Trade Desk, Inc. Class A	134,636	8,044,501
		15,828,579
Metals & Mining–0.29%
Steel Dynamics, Inc.	39,900	2,830,905
		2,830,905
Multiline Retail–0.29%
†Dollar Tree, Inc.	12,500	1,701,250
†Ollie's Bargain Outlet Holdings, Inc.	21,400	1,104,240
		2,805,490
Oil, Gas & Consumable Fuels–3.82%
APA Corp.	24,300	830,817
Cheniere Energy, Inc.	47,300	7,847,543
Coterra Energy, Inc.	124,900	3,262,388
Devon Energy Corp.	154,300	9,278,059
Diamondback Energy, Inc.	15,600	1,879,176
Pioneer Natural Resources Co.	31,599	6,842,131
=†πVenture Global LNG, Inc. Series B	36	532,629
=†πVenture Global LNG, Inc. Series C	455	6,731,834
		37,204,577
Pharmaceuticals–0.44%
†Catalent, Inc.	36,569	2,646,133
†Elanco Animal Health, Inc.	49,118	609,554
Royalty Pharma PLC Class A	25,480	1,023,787
		4,279,474
Professional Services–2.10%
Booz Allen Hamilton Holding Corp.	19,220	1,774,967
†CoStar Group, Inc.	49,000	3,412,850
Equifax, Inc.	16,500	2,828,595
†FTI Consulting, Inc.	12,900	2,137,659
Leidos Holdings, Inc.	11,800	1,032,146
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
TransUnion	42,900	$ 2,552,121
†Upwork, Inc.	46,700	636,054
Verisk Analytics, Inc.	35,796	6,104,292
		20,478,684
Real Estate Management & Development–0.07%
eXp World Holdings, Inc.	57,900	649,059
		649,059
Road & Rail–1.52%
JB Hunt Transport Services, Inc.	31,300	4,895,946
Landstar System, Inc.	8,000	1,154,960
Old Dominion Freight Line, Inc.	35,000	8,706,950
		14,757,856
Semiconductors & Semiconductor Equipment–5.33%
†Enphase Energy, Inc.	38,200	10,599,354
Entegris, Inc.	76,600	6,359,332
KLA Corp.	7,000	2,118,410
†Lattice Semiconductor Corp.	37,000	1,820,770
Marvell Technology, Inc.	45,911	1,970,041
Microchip Technology, Inc.	159,564	9,738,191
MKS Instruments, Inc.	8,000	661,120
Monolithic Power Systems, Inc.	15,600	5,669,040
†ON Semiconductor Corp.	101,400	6,320,262
†Silicon Laboratories, Inc.	9,300	1,147,992
Skyworks Solutions, Inc.	13,700	1,168,199
†Synaptics, Inc.	7,500	742,575
Teradyne, Inc.	46,600	3,501,990
		51,817,276
Software–15.03%
†ANSYS, Inc.	14,000	3,103,800
†AppLovin Corp. Class A	37,600	732,824
†Aspen Technology, Inc.	10,176	2,423,923
Bentley Systems, Inc. Class B	33,350	1,020,177
†Bill.com Holdings, Inc.	16,700	2,210,579
†Black Knight, Inc.	31,199	2,019,511
†Cadence Design Systems, Inc.	84,900	13,875,207
=†πCanva, Inc.	607	579,655
†CCC Intelligent Solutions Holdings, Inc.	123,850	1,127,035
†Ceridian HCM Holding, Inc.	29,521	1,649,633
†Confluent, Inc. Class A	49,703	1,181,440
†Coupa Software, Inc.	19,869	1,168,297
†Crowdstrike Holdings, Inc. Class A	73,195	12,063,268
=†πDatabricks, Inc.	29,136	1,781,666

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–4

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Datadog, Inc. Class A	93,418	$ 8,293,650
†Descartes Systems Group, Inc.	22,700	1,442,131
†DocuSign, Inc.	17,013	909,685
†DoubleVerify Holdings, Inc.	56,182	1,536,578
†Dynatrace, Inc.	35,588	1,238,818
†Fair Isaac Corp.	12,600	5,191,326
†Five9, Inc.	22,218	1,665,906
†Fortinet, Inc.	244,300	12,002,459
†Gitlab, Inc. Class A	24,970	1,278,963
†HubSpot, Inc.	16,559	4,472,917
†Informatica, Inc. Class A	67,900	1,362,753
†Manhattan Associates, Inc.	25,900	3,445,477
†nCino, Inc.	44,667	1,523,591
†Palo Alto Networks, Inc.	42,354	6,937,162
†Paycom Software, Inc.	21,050	6,946,289
†Paycor HCM, Inc.	43,600	1,288,816
†Paylocity Holding Corp.	18,100	4,372,598
†Procore Technologies, Inc.	24,674	1,220,870
†PTC, Inc.	39,551	4,137,035
†Qualtrics International, Inc. Class A	71,349	726,333
†RingCentral, Inc. Class A	25,600	1,022,976
†SentinelOne, Inc. Class A	63,292	1,617,744
=†πSNYK Ltd.	62,548	711,171
†Synopsys, Inc.	42,500	12,984,175
=†πTanium, Inc. Class B	26,961	207,330
†Tyler Technologies, Inc.	14,900	5,177,750
†Workiva, Inc.	14,100	1,096,980
†Zscaler, Inc.	51,600	8,481,492
		146,229,990
Specialty Retail–5.62%
†AutoZone, Inc.	5,618	12,033,363
†Burlington Stores, Inc.	12,100	1,353,869
†CarMax, Inc.	10,500	693,210
†Carvana Co.	23,500	477,050
†Five Below, Inc.	26,000	3,579,420
†Floor & Decor Holdings, Inc. Class A	34,100	2,395,866
†O'Reilly Automotive, Inc.	13,000	9,143,550
†RH	4,200	1,033,494
Ross Stores, Inc.	28,000	2,359,560
Tractor Supply Co.	52,000	9,665,760
†Ulta Beauty, Inc.	22,853	9,168,395
Williams-Sonoma, Inc.	23,300	2,745,905
		54,649,442
Technology Hardware, Storage & Peripherals–0.10%
†Pure Storage, Inc. Class A	36,700	1,004,479
		1,004,479
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–1.11%
†Lululemon Athletica, Inc.	35,600	$ 9,952,336
†Skechers USA, Inc. Class A	26,100	827,892
		10,780,228
Trading Companies & Distributors–2.30%
Fastenal Co.	196,100	9,028,444
Ferguson PLC	16,000	1,646,880
†SiteOne Landscape Supply, Inc.	25,000	2,603,500
†United Rentals, Inc.	17,900	4,835,148
Watsco, Inc.	16,600	4,273,836
		22,387,808
Total Common Stock (Cost $749,484,586)		959,796,026
CONVERTIBLE PREFERRED STOCKS–1.17%
=†πCanva, Inc. Series A	36	34,378
=†πCanva, Inc. Series A-3	1	955
=†πCaris Life Sciences, Inc. Series D	107,248	705,692
=†πDatabricks, Inc. Series F	61,884	3,784,207
=†πDatabricks, Inc. Series G	6,699	409,644
=†πDatabricks, Inc. Series H	16,050	981,458
=†πDatarobot, Inc. Series G	43,773	229,808
=†πRappi, Inc. Series E	27,648	1,424,701
=†πSNYK Ltd. Series F	104,245	1,185,266
=†πSocure, Inc. Series A	17,170	209,817
=†πSocure, Inc. Series A-1	14,092	172,204
=†πSocure, Inc. Series B	255	3,116
=†πSocure, Inc. Series E	32,664	399,154
=†πTanium, Inc. Series G	234,645	1,804,420
Total Convertible Preferred Stocks (Cost $9,934,202)		11,344,820

MONEY MARKET FUND–0.15%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.94%)	1,468,494	1,468,494
Total Money Market Fund (Cost $1,468,494)		1,468,494

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–5

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–99.98% (Cost $760,887,282)	$972,609,340
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.02%	213,889
NET ASSETS APPLICABLE TO 44,275,287 SHARES OUTSTANDING–100.00%	$972,823,229

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2022, the aggregate value of restricted securities was $22,061,749, which represented 2.27% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Canva, Inc.	8/16/2021	$1,034,657	$579,655
Canva, Inc. Series A	11/4/2021	61,371	34,378
Canva, Inc. Series A-3	11/4/2021	1,705	955
Caris Life Sciences, Inc. Series D	5/11/2021	868,709	705,692
Databricks, Inc.	7/24/2020	466,419	1,781,666
Databricks, Inc. Series F	10/22/2019	885,940	3,784,207
Databricks, Inc. Series G	2/1/2021	396,063	409,644
Databricks, Inc. Series H	9/1/2021	1,179,420	981,458
Datarobot, Inc. Series G	6/11/2021	1,197,647	229,808
Rappi, Inc. Series E	9/8/2020	1,651,858	1,424,701
SNYK Ltd.	9/3/2021	897,220	711,171
SNYK Ltd. Series F	9/3/2021	1,495,342	1,185,266
Socure, Inc.	12/22/2021	227,017	172,644
Socure, Inc. Series A	12/22/2021	275,898	209,817
Socure, Inc. Series A-1	12/22/2021	226,439	172,204
Socure, Inc. Series B	12/22/2021	4,097	3,116
Socure, Inc. Series E	10/27/2021	524,865	399,154
Tanium, Inc. Class B	9/24/2020	307,226	207,330
Tanium, Inc. Series G	8/16/2015	1,164,848	1,804,420
Venture Global LNG, Inc. Series B	3/8/2018	108,720	532,629
Venture Global LNG, Inc. Series C	10/16/2017	1,693,275	6,731,834
Total		$14,668,736	$22,061,749

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
LNG–Liquefied Natural Gas
See accompanying notes.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–6

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP T. Rowe Price Structured Mid-Cap Growth Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–7

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes (continued)
 2. Investments (continued)
The following tables summarize the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$10,435,530	$—	$—	$10,435,530
Air Freight & Logistics	1,739,707	—	—	1,739,707
Airlines	5,956,260	—	—	5,956,260
Auto Components	1,462,527	—	—	1,462,527
Banks	6,416,090	—	—	6,416,090
Beverages	6,640,888	—	—	6,640,888
Biotechnology	20,463,230	—	—	20,463,230
Building Products	12,385,616	—	—	12,385,616
Capital Markets	27,326,579	—	—	27,326,579
Chemicals	21,850,257	—	—	21,850,257
Commercial Services & Supplies	32,337,867	—	—	32,337,867
Communications Equipment	13,242,271	—	—	13,242,271
Construction & Engineering	5,576,233	—	—	5,576,233
Construction Materials	5,349,208	—	—	5,349,208
Consumer Finance	4,736,932	—	—	4,736,932
Containers & Packaging	5,591,726	—	—	5,591,726
Distributors	4,964,076	—	—	4,964,076
Diversified Consumer Services	2,111,664	—	—	2,111,664
Diversified Financial Services	6,468,150	—	—	6,468,150
Diversified Telecommunication Services	—	—	172,644	172,644
Electrical Equipment	15,073,368	—	—	15,073,368
Electronic Equipment, Instruments & Components	28,797,160	—	—	28,797,160
Energy Equipment & Services	3,705,310	—	—	3,705,310
Entertainment	8,650,784	—	—	8,650,784
Equity Real Estate Investment Trusts	28,380,448	—	—	28,380,448
Food & Staples Retailing	8,069,723	—	—	8,069,723
Food Products	9,743,413	—	—	9,743,413
Health Care Equipment & Supplies	47,772,647	—	—	47,772,647
Health Care Providers & Services	25,926,726	—	—	25,926,726
Health Care Technology	7,766,508	—	—	7,766,508
Hotels, Restaurants & Leisure	49,596,740	—	—	49,596,740
Household Durables	5,231,049	—	—	5,231,049
Household Products	835,848	—	—	835,848
Independent Power and Renewable Electricity Producers	2,807,700	—	—	2,807,700
Insurance	17,683,433	—	—	17,683,433
Interactive Media & Services	8,916,147	—	—	8,916,147
Internet & Direct Marketing Retail	2,683,470	—	—	2,683,470
IT Services	52,687,070	—	—	52,687,070
Leisure Products	2,858,046	—	—	2,858,046
Life Sciences Tools & Services	41,645,682	—	—	41,645,682
Machinery	10,033,452	—	—	10,033,452
Media	15,828,579	—	—	15,828,579
Metals & Mining	2,830,905	—	—	2,830,905
Multiline Retail	2,805,490	—	—	2,805,490
Oil, Gas & Consumable Fuels	29,940,114	—	7,264,463	37,204,577
Pharmaceuticals	4,279,474	—	—	4,279,474
Professional Services	20,478,684	—	—	20,478,684
Real Estate Management & Development	649,059	—	—	649,059
Road & Rail	14,757,856	—	—	14,757,856
Semiconductors & Semiconductor Equipment	51,817,276	—	—	51,817,276
Software	142,950,168	—	3,279,822	146,229,990
Specialty Retail	54,649,442	—	—	54,649,442
Technology Hardware, Storage & Peripherals	1,004,479	—	—	1,004,479
Textiles, Apparel & Luxury Goods	10,780,228	—	—	10,780,228
Trading Companies & Distributors	22,387,808	—	—	22,387,808
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–8

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Convertible Preferred Stocks	$—	$—	$11,344,820	$11,344,820
Money Market Fund	1,468,494	—	—	1,468,494
Total Investments	$950,547,591	$—	$22,061,749	$972,609,340
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the period ended September 30, 2022.
Asset Type	Fair Value at September 30, 2022	Valuation Technique(s)	Unobservable Input	Range (Average) (c)
Common Stock	$ 10,716,929	Market Comparable Companies	Enterprise Value to Sales Multiple (b)	8.1x-29.0x (N/A)
			Enterprise Value to EBITDA multiple (b)	10.1x-14.0x (12.0x)
			Enterprise Value to Gross Profit Multiple (b)	10.5x-19.2x (N/A)
			Projected future value discount rate (a)	13% (N/A)
			Present Value Factor	0.555
			Projected future value discount rate term	5 years
			Discount for Lack of Marketability (a)	10% (N/A)
Convertible Preferred Stock	$ 11,344,820	Market Comparable Companies	Enterprise Value to Sales Multiple (b)	3.3x-29.0x (N/A)
			Enterprise Value to Gross Profit Multiple (b)	10.5x-19.2x (N/A)
			Enterprise Value to Gross Merchandise Value Multiple (b)	0.5x-0.7x (0.6x)
			Discount for Lack of Marketability (a)	10% (N/A)
Total	$ 22,061,749
(a) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
(c) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Common Stock	Convertible Preferred Stock	Total
Balance as of 12/31/21	$7,469,811	$14,819,831	$22,289,642
Reclassifications	—	—	—
Purchases	—	—	—
Sales	—	—	—
Transfer In	—	—	—
Transfer Out	—	—	—
Accretion/(amortization)	—	—	—
Net realized gain	—	—	—
Net change in unrealized appreciation (depreciation)	3,247,118	(3,475,011)	(227,893)
Balance as of 09/30/22	$10,716,929	$11,344,820	$22,061,749
Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 09/30/22	$3,247,118	$(3,475,011)	$(227,893)
During the period ended September 30, 2022, there were no material transfers to or from Level 3 investments.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–9